Summary of Significant Accounting Policies and Critical Accounting Estimates - Exchange Rates of Key Currencies (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1450	1.1993
Annual average rate	1.1813	1.1292	1.1068
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2800	1.3517
Annual average rate	1.3356	1.2882	1.3560
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0161	1.0249
Annual average rate	1.0228	1.0156	1.0153
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7059	0.7815
Annual average rate	0.7478	0.7666	0.7439
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7337	0.7975
Annual average rate	0.7719	0.7710	0.7552
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0091	0.0089
Annual average rate	0.0091	0.0089	0.0092
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1454	0.1537
Annual average rate	0.1514	0.1480	0.1506